Note 10 - Stock Options - Stock Options by Exercise Price Range (Details) shares in Thousands	6 Months Ended
Jun. 30, 2019 $ / shares shares
Options Outstanding, weighted average exercise price (in dollars per share)	$ 24.95
Options Outstanding, number of options (in shares) | shares	748
Options Exercisable, weighted average exercise price (in dollars per share)	$ 24.95
Options Exercisable, weighted average remaining life in years (Year)	5 years 255 days
Options exercisable, number of options exercisable (in shares) | shares	530
Price Range 1 [Member]
Range of Exercise Price, lower (in dollars per share)	$ 1.11
Range of Exercise Price, upper (in dollars per share)	1.38
Options Outstanding, weighted average exercise price (in dollars per share)	$ 1.11
Options Outstanding, number of options (in shares) | shares	73
Options Exercisable, weighted average exercise price (in dollars per share)	$ 1.11
Options Exercisable, weighted average remaining life in years (Year)	2 years 182 days
Options exercisable, number of options exercisable (in shares) | shares	73
Price Range 2 [Member]
Range of Exercise Price, lower (in dollars per share)	$ 1.39
Range of Exercise Price, upper (in dollars per share)	3.05
Options Outstanding, weighted average exercise price (in dollars per share)	$ 1.39
Options Outstanding, number of options (in shares) | shares	37
Options Exercisable, weighted average exercise price (in dollars per share)	$ 1.39
Options Exercisable, weighted average remaining life in years (Year)	3 years 73 days
Options exercisable, number of options exercisable (in shares) | shares	37
Price Range 3 [Member]
Range of Exercise Price, lower (in dollars per share)	$ 3.06
Range of Exercise Price, upper (in dollars per share)	20.99
Options Outstanding, weighted average exercise price (in dollars per share)	$ 3.06
Options Outstanding, number of options (in shares) | shares	580
Options Exercisable, weighted average exercise price (in dollars per share)	$ 3.06
Options Exercisable, weighted average remaining life in years (Year)	7 years 182 days
Options exercisable, number of options exercisable (in shares) | shares	362
Price Range 4 [Member]
Range of Exercise Price, lower (in dollars per share)	$ 21.00
Range of Exercise Price, upper (in dollars per share)	656.40
Options Outstanding, weighted average exercise price (in dollars per share)	$ 289.81
Options Outstanding, number of options (in shares) | shares	58
Options Exercisable, weighted average exercise price (in dollars per share)	$ 289.81
Options Exercisable, weighted average remaining life in years (Year)	255 days
Options exercisable, number of options exercisable (in shares) | shares	58